Right of use assets - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 209,694	$ 238,053
Exchange differences	(10,246)	(51,155)
Additions and re-measurements	110,527	63,616
Depreciation of right of use assets	(49,199)	(40,820)	$ (45,168)
Closing net book amount	260,776	209,694	238,053
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	192,270	219,837
Exchange differences	(10,191)	(47,186)
Additions and re-measurements	95,030	53,149
Depreciation of right of use assets	(41,138)	(33,530)
Closing net book amount	235,971	192,270	219,837
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	17,424	18,216
Exchange differences	(55)	(3,969)
Additions and re-measurements	15,497	10,467
Depreciation of right of use assets	(8,061)	(7,290)
Closing net book amount	$ 24,805	$ 17,424	$ 18,216